Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001121746
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016